Summary of Significant Accounting Policies - Revenue (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Disaggregation of Revenue [Line Items]
Term of software license agreement	1 year
Maximum
Disaggregation of Revenue [Line Items]
Term of software license agreement	3 years